Intangible Assets	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
INTANGIBLE ASSETS

ACCOUNTING POLICY
Intangible assets consist of all identifiable non-monetary assets without physical substance. They are stated at cost less accumulated amortisation and accumulated impairment losses, if any. The following are the main categories of intangible assets:
Goodwill
Goodwill is an intangible asset with an indefinite useful life which is not amortised but tested for impairment on an annual basis, or when there is an indication of impairment. The excess of consideration transferred over the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. Goodwill on acquisition of subsidiaries, joint ventures and businesses is included in intangible assets. Goodwill on acquisition of associates is included in investments in associates and tested for impairment as part of the overall balance.
Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organisation, the goodwill is re-allocated to the units affected.
The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.
Technology-based assets
Acquired computer software licences that require further internal development are capitalised on the basis of costs incurred to acquire and bring to use the specific software. These technology-based assets are classified as intangible assets with a finite useful life. These assets are amortised on a straight-line basis over their estimated useful lives, which are reviewed annually, as follows:
• Computer software at 20% per year.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS - IMPAIRMENT OF GOODWILL
Due to the wasting nature of mining assets and the finite life of a mine's reserves, the allocation of goodwill to a shaft will eventually result in an impairment charge for the goodwill. The group tests annually whether separately identifiable goodwill has suffered any impairment in accordance with the accounting policy stated in note 2.5. These calculations use estimates as per note 15.

16	INTANGIBLE ASSETS continued

	US dollar
Figures in million	2018	2017

Goodwill (a)	36	45
Technology-based assets (b)	1	1

Total	37	46

(a)	Goodwill

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	181	161
Acquisition of Moab Khotsong	23	—
Translation	(12)	20

Balance at end of year	192	181

Accumulated amortisation and impairments
Balance at beginning of year	136	104
Impairment[1]	27	19
Translation	(7)	13

Balance at end of year	156	136

Net carrying value	36	45

The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	16	17
Moab Khotsong	20	—
Tshepong Operations[1]	—	25
Joel[1]	—	3

Net carrying value	36	45

1 In 2018 goodwill impairment of US$23.6 million (2017: US$19.4 million) was recorded for the Tshepong Operations and goodwill impairment of US$3.0 million (2017: US$nil) was recorded for Joel as the carrying values exceeded the recoverable values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.

(b)	Technology-based assets

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	3	13
Fully depreciated assets no longer in use derecognised	—	(11)
Additions	1	—
Translation	(1)	1

Balance at end of year	3	3

16	INTANGIBLE ASSETS continued

(b)	Technology-based assets continued

	US dollar
Figures in million	2018	2017

Accumulated amortisation and impairments
Balance at beginning of year	2	11
Fully depreciated assets no longer in use derecognised	—	(11)
Amortisation charge	1	1
Translation	(1)	1

Balance at end of year	2	2

Net carrying value	1	1